FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8100

Strong Equity Funds, Inc., on behalf of the
Strong Advisor Utilities and Energy Fund
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  (Exact name of registrant as specified in charter)

P.O. Box 850 Menomonee Falls, WI 53202
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  (Address of principal executive offices)

John Widmer, Strong Financial Corporation
P.O. Box 850 Menomonee Falls, WI 53202
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (262) 257-7730

Date of Fiscal year-end: DECEMBER 31

Date of reporting period: 7/1/2004 - 4/8/2005
                          -------------------
Item 1. Proxy Voting Record


ISSUER NAME      TICKER       CUSIP           MTG DATE       MTG TYPE
                                              PROPOSAL TYPE  VOTED?    VOTE       FOR/AGNST MGMT
ASHLAND INC      ASH          044204105       1/27/05        ANNUAL
1.01     Elect Bernadine P. Healy             MGMT           YES       FOR        FOR
1.02     Elect Kathleen Ligocki               MGMT           YES       FOR        FOR
1.03     Elect James J. O'Brien               MGMT           YES       FOR        FOR
2        Ratify selection of auditors         MGMT           YES       FOR        FOR

SOUTHERN UNION COSUG          844030106       10/28/04       ANNUAL
1.01     Elect Kurt A. Gitter                 MGMT           YES       FOR        FOR
1.02     Elect Adam M. Lindemann              MGMT           YES       FOR        FOR
1.03     Elect George Rountree III            MGMT           YES       FOR        FOR

VODAFONE GROUP   VOD          92857W100       7/27/04        ANNUAL
PLC
1        Approve Financial Statements         MGMT           YES       FOR        FOR
2        Approve Remuneration Policy          MGMT           YES       FOR        FOR
3        Elect Peter Bamford                  MGMT           YES       FOR        FOR
4        Elect Julian Horn-Smith              MGMT           YES       FOR        FOR
5        Elect Sir David G. Scholey           MGMT           YES       FOR        FOR
6        Elect Luc Vandevelde                 MGMT           YES       FOR        FOR
7        Set Final Dividend at 1.08p          MGMT           YES       FOR        FOR
8        Appoint Outside Auditors             MGMT           YES       FOR        FOR
9        Set Auditors' Fees                   MGMT           YES       FOR        FOR
10       Approve Political Donation           MGMT           YES       FOR        FOR
11       Issue Stock w/ Preemptive Rights     MGMT           YES       FOR        FOR
12       Issue Stock w/o Preemptive Rights    MGMT           YES       FOR        FOR
13       Authorize Share Repurchase           MGMT           YES       FOR        FOR
14       Approve Put Option Contracts         MGMT           YES       FOR        FOR

UGI CORP.        UGI          902681105       02/23/05       ANNUAL
1      Elect Directors                        MGMT           YES       FOR        FOR
2      Ratify Auditors                        MGMT           YES       FOR        FOR

SEMPRA ENERGY    SRE          816851109       04/05/05       ANNUAL
1      Elect Directors
1.1    Elect Director Richard A. Collato      MGMT           YES       WTHLD      AGNST
1.2    Elect Director Denise K. Fletcher      MGMT           YES       FOR        FOR
1.3    Elect Director William C. Rusnack      MGMT           YES       WTHLD      AGNST
1.4    Elect Director William P. Rutledge     MGMT           YES       WTHLD      AGNST
2      Ratify Auditors                        MGMT           YES       FOR        FOR
3      Approve Option Expensing               SHRHLDR        YES       FOR        AGNST
4      Declassify the Board of Directors      SHRHLDR        YES       AGNST      FOR
5      Performance-Based/Indexed Options      SHRHLDR        YES       AGNST      FOR
6      Submit Shareholder Rights Plan (Poison SHRHLDR        YES       AGNST      FOR
       Pill) to Shareholder Vote




SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strong Equity Funds, Inc., on behalf of the
Strong Advisor Utilities and Energy Fund
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       (Registrant)




By /s/ John W. Widmer, Secretary and Treasurer
       (Signature & Title)


Date July 11, 2005